CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	[1]	¥ 559,756	¥ 1,197,992	¥ 34,028
Less: Net income (loss) attributable to noncontrolling interests		(33,637)	285,519	48,037
Net income (loss) attributable to MHFG shareholders		593,393	912,473	(14,009)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		238,631	222,714	238,997
Provision (credit) for credit losses		96,943	47,135	93,753
Investment losses (gains)—net		186,486	(1,003,842)	(140,768)
Equity in losses (earnings) of equity method investees—net	[2]	(28,233)	(19,791)	26,999
Foreign exchange losses (gains)—net		(35,254)	737,268	439,767
Deferred income tax expense (benefit)		(104,358)	165,355	(143,842)
Net change in trading account assets		(1,946,305)	(5,783,698)	(4,031,782)
Net change in trading account liabilities		595,934	270,707	4,235,704
Net change in loans held for sale		(287,927)	125,402	(72,356)
Net change in accrued income		17,830	(148,029)	(179,772)
Net change in accrued expenses		(29,661)	138,098	259,428
Other—net		761,563	875,705	294,794
Net cash provided by (used in) operating activities		59,044	(3,460,502)	1,006,913
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		29,403,773	28,361,232	35,864,487
Proceeds from sales of Equity securities	[3]	2,872,217	2,834,790	930,586
Proceeds from maturities of Available-for-sale securities		17,213,606	39,223,805	39,537,476
Proceeds from maturities of Held-to-maturity securities		712,029	450,249	227,711
Purchases of Available-for-sale securities		(43,329,158)	(60,811,386)	(68,223,956)
Purchases of Held-to-maturity securities		(943,708)	(2,154,616)	(677,508)
Purchases of Equity securities	[3]	(2,354,450)	(3,406,497)	(914,215)
Proceeds from sales of loans		1,114,090	681,116	492,933
Net change in loans		(2,208,464)	(909,874)	(2,615,468)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(6,803,413)	(7,739,449)	1,790,227
Proceeds from sales of premises and equipment		94,134	13,594	9,813
Purchases of premises and equipment		(338,013)	(256,475)	(185,583)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		37,044	89,522	2,872
Purchases of investments in subsidiaries (affecting the scope of consolidation)			(55,469)	(48,887)
Net cash provided by (used in) investing activities		(4,530,312)	(3,679,457)	6,190,488
Cash flows from financing activities:
Net change in deposits		1,846,792	2,466,532	5,834,904
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		1,693,993	9,633,825	4,444,768
Net change in due to trust accounts		57,784	(503,770)	359,135
Net change in other short-term borrowings		1,934,023	14,167	(4,338,379)
Proceeds from issuance of long-term debt		3,144,808	3,061,735	4,701,954
Repayment of long-term debt		(4,336,484)	(2,956,548)	(2,985,756)
Proceeds from noncontrolling interests		33,292	62,780	36,924
Payments to noncontrolling interests		(5,084)	(67,169)	(58,811)
Proceeds from sales of treasury stock		2,865	2,768	1,615
Purchases of treasury stock		(102,921)	(3,384)	(2,314)
Dividends paid		(304,426)	(234,787)	(209,457)
Dividends paid to noncontrolling interests		(9,223)	(18,549)	(21,732)
Net cash provided by financing activities		3,955,420	11,457,601	7,762,851
Effect of exchange rate changes on cash and cash equivalents		(161,217)	1,803,107	857,754
Net increase (decrease) in cash and cash equivalents		(677,064)	6,120,748	15,818,006
Cash and cash equivalents at beginning of fiscal year		74,113,043	67,992,295	52,174,289
Cash and cash equivalents at end of fiscal year		73,435,979	74,113,043	67,992,295
Supplemental disclosure of cash flow information:
Interest paid		5,044,971	4,758,832	2,030,281
Income taxes paid		124,107	287,693	133,370
Noncash investing activities:
Transfer of loans into loans held for sale		¥ 31,866	¥ 2,227	¥ 2,089

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.